Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure
Loans And Credit Facilities Amounts Outstanding
		Period/ Year Ended
Debt instruments	Borrowers-Issuers	June 30, 2017	December 31, 2016
$480 Million Term Loan Facility	Arctic LNG and Dynagas Finance LLC	480,000	−
$340 Million Credit Facility	Pegasus, Lance, Seacrown, Fareastern	−	285,000
$250 Million Senior Unsecured Notes	Dynagas Partners and Dynagas Finance	250,000	250,000
$200 Million Term Loan Facility	Navajo and Solana	−	187,500
Total debt		$730,000	$722,500
Less deferred financing fees		(15,143)	(6,064)
Total debt, net of deferred finance costs		$714,857	716,436
Less current portion, net of deferred financing fees		$(2,596)	$(31,688)
Long-term debt, net of current portion and deferred financing fees		$712,261	$684,748

Minimum Annual Principal Payments

Period/ Year ending December 31,	Amount
2017 (July to December 2017)	2,400
2018	4,800
2019	254,800
2020	4,800
2021	4,800
2022 and thereafter	458,400
Total long-term debt	$730,000